Acquisition of entities under common control (Details) (USD $) In Millions, unless otherwise specified	May 17, 2013
Business Acquisition [Line Items]
Interest acquired in companies that own and operate rig (in hundredths)	100.00%
Line of credit facility	$ 440
Outstanding debt	100.5
New related party loan	109.5
Summary of Acquisition Transaction [Abstract]
Purchase price	210.0
Total value of net assets acquired	(133.9)
Tender Rig T15 [Member]
Summary of Acquisition Transaction [Abstract]
Purchase price	210.0
Rig historic book value	133.9
Total value of net assets acquired	(133.9)
Excess amount recorded as a reduction of equity	$ 76.1